Catalyst Small-Cap Insider Buying Fund

Catalyst Insider Buying Fund

Catalyst MLP & Infrastructure Fund

Catalyst/EquityCompass Buyback Strategy Fund

Catalyst/Groesbeck Growth of Income Fund

Catalyst/MAP Global Equity Fund

(formerly, Catalyst/MAP Global Capital Appreciation Fund)

Catalyst/Lyons Tactical Allocation Fund

Catalyst Dynamic Alpha Fund

Catalyst IPOx Allocation Fund

each series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Catalyst Small-Cap Insider Buying Fund, Catalyst Insider Buying Fund, Catalyst MLP & Infrastructure Fund, Catalyst/EquityCompass Buyback Strategies Fund, Catalyst/Groesbeck Growth of Income Fund, Catalyst/MAP Global Equity, Catalyst/Lyons Tactical Allocation Fund, Catalyst Dynamic Alpha Fund and Catalyst IPOx Allocation Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on November 1, 2016, (SEC Accession No. 0001580642-16-011782).